Parent Company Activity - Summary of Condensed Statements of Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income
Gain on the sale of investment securities	$ 9,206	$ 700
Dividend income	22,190	9,679
Expenses
Income tax benefit	1,759,667	1,721,284
Net income	2,889,351	2,782,880
Net income available to common stockholders	2,705,928	2,599,457
Parent Company [Member]
Income
Equity in undistributed income of subsidiary	1,790,589	1,468,334
Dividends from subsidiary	1,122,000	1,355,000
Gain on the sale of investment securities	9,206	700
Interest income	8	80
Dividend income	22,190	9,679
Other operating income		12
Total income	2,943,993	2,833,805
Expenses
Other expense	66,614	71,765
Total expense	66,614	71,765
Income before income taxes	2,877,379	2,762,040
Income tax benefit	(11,972)	(20,840)
Net income	2,889,351	2,782,880
Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$ 2,705,928	$ 2,599,457